Segment Information Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,801	$ 1,550	$ 1,537	$ 1,517	$ 1,782	$ 1,663	$ 1,593	$ 1,478	$ 6,405	$ 6,516	$ 6,543
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 3,076	$ 3,224	$ 3,106
Percentage of Revenues by Geographic Area									48.00%	50.00%	47.00%
Americas (Excluding United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 631	$ 585	$ 637
Percentage of Revenues by Geographic Area									10.00%	9.00%	10.00%
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 1,751	$ 1,786	$ 1,896
Percentage of Revenues by Geographic Area									27.00%	27.00%	29.00%
APJ [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 947	$ 921	$ 904
Percentage of Revenues by Geographic Area									15.00%	14.00%	14.00%